Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

12 Right-of-use assets and lease liabilities

	Floating		Naval facilities
	production		and related logistic	Motorway concessions	Oil and gas
	storage and		bases for oil	and service	distribution
€ million)	offloading vessels (FPSO)	Drilling rig	and gas transportation	stations	facilities	Office buildings	Vehicles	Other	Total
First adoption IFRS 16	3,294	346	569	462	7	720	43	215	5,656
Reclassifications	—	—	—	30	—	—	—	16	46
Reclassifications to assets held for sale	—	—	—	—	—	—	—	(13)	(13)
Net carrying amount at January 1, 2019	3,294	346	569	492	7	720	43	218	5,689
Additions	32	192	219	54	1	108	22	56	684
Depreciation(a)	(240)	(224)	(272)	(61)	(1)	(115)	(23)	(63)	(999)
Impairment losses	—	—	—	(13)	—	—	—	(28)	(41)
Currency translation differences	67	6	4	2	—	3	—	3	85
Other changes	—	(7)	(23)	(14)	(1)	(9)	(10)	(5)	(69)
Net carrying amount at December 31, 2019	3,153	313	497	460	6	707	32	181	5,349
Gross carrying amount	3,393	528	757	532	7	806	54	274	6,351
Provisions for depreciation and impairment	240	215	260	72	1	99	22	93	1,002

(a) Before capitalization of depreciation for tangible and intangible assets

The first application of IFRS 16 is disclosed in note 3 – Changes in accounting policies.

Right-of-use assets (RoU) related: (i) for €3,895 million to the Exploration & Production segment and mainly comprised the operating leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Angola (Block 15/06 West and East hub) with expiry date between 10 and 18 years including a renewal option and in addition the lease component of long-term leases of offshore rigs; (ii) for €512 million to the Refining & Marketing and Chemical segment relating to motorway concessions, land leases, leases of service stations for the sale of oil products and the car fleet dedicated to the car sharing business; (iii) for €365 million to the Gas & Power segment relating to the leasing of naval vessels for shipping activities and logistics structures for gas distribution; (iv) for €577 million to the Corporate and Other activities segment mainly regarding property rental contracts.

The main leasing contracts signed for which the asset is not yet available concern: (i) a contract with a nominal value of €2.1 billion relating to an FPSO vessel that will be deployed for the development of Area 1 in Mexico. The asset is expected to enter under the Group's control and be accounted as RoU in 2021, expiring in 2040; (ii) a contract with a nominal value of €438 million relating to leasing of office building with an expiry date of 20 years with an extension option of 6 years.

The main future cash outflows potentially due not reflected in the measurements of lease liabilities related to: (i) options for the extension or termination of the lease for office buildings of €297 million; (ii) service stations for the sale of oil products of € 155 million; (iii) other extension options related to concessions of land for €60 million and ancillary assets in the upstream business for €84 million.

Liabilities for leased assets were as follows:

	Current portion
	of long-term	Long-term
(€ million)	lease liabilities	lease liabilities	Total
First adoption IFRS 16	665	4,991	5,656
Reclassifications	132	36	168
Reclassifications to liabilities directly associated with assets held for sale	(3)	(10)	(13)
Carrying amount at January 1, 2019	794	5,017	5,811
Additions	—	668	668
Decreases	(875)	(2)	(877)
Currency translation differences	10	77	87
Other changes	960	(1,001)	(41)
Carrying amount at December 31, 2019	889	4,759	5,648

Lease liabilities related for €1,976 million to the portion of the liabilities attributable to the joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €877 million; (ii) cash payments for the interest portion of €347 million; (iii) prepayment RoU for leased assets for €16 million.

The amounts recognised in the profit and loss account consist of the following:

2019
(€ million)
Other income and revenues
Income from remeasurement of lease liabilitiy	6
6
Purchases, services and other
Short-term leases	115
Low-value leases	39
Variable lease payments not included in the measurement of lease liabilities	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(2)
168
Depreciation and impairments
Depreciation of RoU leased assets	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(210)
Impairment losses of RoU leased assets	41
830
Finance income (expense) from leases
Interests on lease liabilities	(378)
Capitalised finance expense of ROU leased assets - tangible assets	17
Net currency translation differences on lease liabilities	(6)
(367)